Equity - Schedule of Share Based Compensation Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 30.20	$ 21.69	$ 18.14
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 37.17	$ 32.85	$ 18.17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	664,245	788,748	1,327,066	1,924,133
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 23.78	$ 20.89	$ 18.72	$ 21.16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	94,017	157,983	146,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 31.24	$ 22.32	$ 18.63
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(208,877)	(427,348)	(32,001)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 16.24	$ 13.18	$ 6.99
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(9,643)	(268,953)	(711,066)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 23.02	$ 23.29	$ 25.83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	483,216	574,439	914,743
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 22.83	$ 21.76	$ 21.12
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	98,285	91,311	196,076	182,609
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 27.66	$ 18.75	$ 12.15	$ 9.63
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	73,985	72,637	73,060
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 30.27	$ 21.92	$ 18.77
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(1,000)	(59,624)	(2,003)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 31.42	$ 16.98	$ 18.77
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	(66,011)	(117,778)	(57,590)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 18.21	$ 10.62	$ 12.33
Proceeds from Stock Options Exercised	$ 1,900,000	$ 2,900,000	$ 0
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options	2,100,000	3,400,000	500,000
Adjustments to Additional Paid in Capital, Share-based Compensation and Exercise of Stock Options	(1,100,000)	(1,400,000)	200,000
Stock Issued During Period, Shares, Other	842	649	1,283
Stock Issued During Period, Value, Other	$ 26,000	$ 15,000	$ 24,000
Number of Board of Directors	15
Officers and certain employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	P10Y
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	P7Y
Common Class C [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Board of Directors	7	4	4